Cover	6 Months Ended
Jun. 27, 2025
Cover [Abstract]
Document type	6-K
Document period end date	Jun. 27, 2025
Entity registrant name	COCA-COLA EUROPACIFIC PARTNERS PLC
Entity central index key	0001650107
Amendment flag	false
Current fiscal year end date	--12-31
Document fiscal year focus	2025
Document fiscal period focus	Q2